Authorised and issued share capital - Range of Exercise Prices of Options (Detail)	Dec. 31, 2018 USD ($) Months	Dec. 31, 2018 GBP (£) Months
Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average contractual life | Months	96	96
American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average contractual life | Months	93	93
Bottom of range [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | £		£ 5.483
Bottom of range [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 44.560
Top of range [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | £		17.055
Top of range [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	115.940
Weighted average [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | £		£ 12.656
Weighted average [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $	$ 87.703